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As filed with the Securities and Exchange Commission on July 30, 2026 Securities Act File No. 333-207814 Investment Company Act File No. 811-23112	OMB Number: 3235-0307 Expires: July 31, 2027 Estimated average burden hours per response 297.7

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 102	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 103

(Check appropriate box or boxes.)

JANUS DETROIT STREET TRUST

(Exact Name of Registrant as Specified in Charter)

151 Detroit Street, Denver, Colorado 80206-4805

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: 303-333-3863

Cara Owen

151 Detroit Street

Denver, Colorado 80206-4805

(Name and Address of Agent for Service)

With Copies to:

Eric S. Purple

Stradley Ronon Stevens & Young, LLP

2000 K Street, N.W., Suite 700
Washington, D.C. 20006

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective: (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on August 28, 2026 at 12:01am Mountain Time pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on _________ pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on _________ pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:
[X]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 71 under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 72 under the Investment Company Act of 1940, as amended (the “1940 Act”), was filed with the Commission pursuant to paragraph (a)(2) of Rule 485 on August 26, 2025 to establish Janus Henderson Residential Mortgage Credit ETF, a new series of the Registrant (the “Amendment”), and pursuant to that paragraph would become effective on November 10, 2025. Post-Effective Amendment No. 74 under the 1933 Act and Amendment No. 75 under the 1940 Act was filed pursuant to Rule 485(b) (1)(iii) on November 7, 2025, designating November 17, 2025, as a new effective date for the Amendment. Post-Effective Amendment No. 77 under the 1933 Act and Amendment No. 78 under the 1940 Act was filed pursuant to Rule 485(b)(1)(iii) on November 14, 2025, designating December 17, 2025 as a new effective date for the Amendment. Post-Effective Amendment No. 79 under the 1933 Act and Amendment No. 80 under the 1940 Act was filed pursuant to Rule 485(b)(1)(iii) on December 16, 2025, designating January 16, 2026 as a new effective date for the Amendment. Post-Effective Amendment No. 81 under the 1933 Act and Amendment No. 82 under the 1940 Act was filed pursuant to Rule 485(b)(1)(iii) on January 15, 2026, designating February 13, 2026 as a new effective date for the Amendment. Post-Effective Amendment No. 86 under the 1933 Act and Amendment No. 87 under the 1940 Act was filed pursuant to Rule 485(b)(1)(iii) on February 12, 2026, designating March 13, 2026 as a new effective date for the Amendment. Post-Effective Amendment No. 91 under the 1933 Act and Amendment No. 92 under the 1940 Act was filed pursuant to Rule 485(b)(1)(iii) on March 12, 2026, designating April 10, 2026 as a new effective date for the Amendment. Post-Effective Amendment No. 95 under the 1933 Act and Amendment No. 96 under the 1940 Act was filed pursuant to Rule 485(b)(1)(iii) on April 9, 2026, designating May 8, 2026 as a new effective date for the Amendment. Post-Effective Amendment No. 98 under the 1933 Act and Amendment No. 99 under the 1940 Act was filed pursuant to Rule 485(b)(1)(iii) on May 7, 2026, designating June 5, 2026 as a new effective date for the Amendment. Post-Effective Amendment No. 99 under the 1933 Act and Amendment No. 100 under the 1940 Act was filed pursuant to Rule 485(b)(1)(iii) on June 4, 2026, designating July 2, 2026 as a new effective date for the Amendment. Post-Effective Amendment No. 101 under the 1933 Act and Amendment No. 102 under the 1940 Act was filed pursuant to Rule 485(b)(1)(iii) on July 1, 2026, designating July 31, 2026 as a new effective date for the Amendment.

This Post-Effective Amendment No. 102 under the 1933 Act and Amendment No. 103 under the 1940 Act is filed pursuant to Rule 485(b)(1)(iii) under the 1933 Act for the sole purpose of designating August 28, 2026 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 102 incorporates by reference the information contained in Parts A, B, and C of the Post-Effective Amendment No. 71, which was filed on August 26, 2025.

The Registrant is a series fund with multiple series currently established. This Post-Effective Amendment No. 102 is not intended to update or amend the prospectuses or statements of additional information of any series except as described above.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Denver, and State of Colorado, on the 30th day of July, 2026.

JANUS DETROIT STREET TRUST

By:	/s/ Michelle Dunstan
Michelle Dunstan, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following person(s) in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Michelle Dunstan	President and Chief Executive Officer	July 30, 2026
Michelle Dunstan	(Principal Executive Officer)

/s/ Jesper Nergaard	Vice President, Chief Financial Officer, Treasurer, and Principal Accounting Officer (Principal Financial Officer and	July 30, 2026
Jesper Nergaard	Principal Accounting Officer)

Clifford J. Weber*	Chairman and Trustee	July 30, 2026
Clifford J. Weber

Gregory R. Trinks*	Trustee	July 30, 2026
Gregory R. Trinks

Maureen T. Upton*	Trustee	July 30, 2026
Maureen T. Upton

Jeffrey B. Weeden*	Trustee	July 30, 2026
Jeffrey B. Weeden

/s/ Jesper Nergaard
*By:	Jesper Nergaard
Attorney-in-Fact

*	Pursuant to Powers of Attorney, dated October 24, 2024, is incorporated herein by reference as Exhibit (q)(1) to Post-Effective Amendment No. 61 to the Trust’s Registration Statement, filed on Form N-1A with the SEC on November 8, 2024.